Equity	12 Months Ended
Dec. 31, 2020
Blockchain Training Alliance, Inc. [Member]
Equity

NOTE 3 – EQUITY

The Company was formed as an Corporation on February 26, 2018 with 10,000,000 common stock authorized. As of December 31, 2020 there were 6,000,000 common stocks outstanding. Since inception there have been no capital contributions or distributions.